ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE
Schedule of accounts receivable and allowance for doubtful accounts

	December 31,	December 31,
	2019	2018
Accounts receivable	$2,165,932	$1,817,767
Allowance for doubtful accounts	(10,774)	(49,963)

Accounts receivable, net	$2,155,158	$1,767,804